Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 279	$ 252	$ 257
Additions based on tax positions related to current year	35	68	14
(Reductions)/additions based on tax positions of prior years	(44)	(31)	13
Settlements	(24)	(10)	(12)
Statute expirations	(7)	(5)	(16)
Foreign currency translation	(1)	5	(4)
Balance, ending of year	$ 238	$ 279	$ 252